Components of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable [Abstract]
Trade	$ 113,933	$ 211,797
Accrued trade	16,769	32,167
Prepaids and other	76,507	66,240
Trade and other current receivables	$ 207,209	$ 310,204